Provision for post-employment benefits - Pension Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Pension Costs [abstract]
Defined contribution plans	£ 191.3	£ 162.8	£ 157.8
Defined benefit plans charge to operating profit	13.5	14.9	13.9
Pension costs	204.8	177.7	171.7
Net interest expense on pension plans	2.2	1.8	2.9
Pension costs, Net	£ 207.0	£ 179.5	£ 174.6